Shareholders' equity - Summary of Movements in the Number of Treasury Common Shares (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of treasury shares [Line Items]
At January 1	€ 190	€ 269
At December 31	€ 325	€ 190	€ 269
Common shares B [member]
Disclosure of treasury shares [Line Items]
At January 1	17,325
At December 31	15,346	17,325
At January 1	€ 2
At December 31	€ 2	€ 2
Sale transactions price average 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares	(1,979)
Sale transactions average price 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares	(13,043)
Sale: transactions, price average, Amount	€ (1)
Purchase transactions average price 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares	13,043
Purchase: transactions, average price, Amount	€ 2
Purchase transactions average price 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares		17,325
Purchase: transactions, average price, Amount		€ 2
Aegon N. V. and subsidiaries [member]
Disclosure of treasury shares [Line Items]
At January 1	47,473	42,998	49,537
At December 31	64,488	47,473	42,998
At January 1	€ 178	€ 257	€ 306
At December 31	€ 314	€ 178	€ 257
Aegon N. V. and subsidiaries [member] | Sale transactions price average 3.44 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares	(4,085)
Sale: transactions, price average, Amount	€ (14)
Aegon N. V. and subsidiaries [member] | Sale transactions price average 3.68 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares	(26,916)
Sale: transactions, price average, Amount	€ (99)
Aegon N. V. and subsidiaries [member] | Sale transactions price average 3.77 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares	(3,849)
Sale: transactions, price average, Amount	€ (14)
Aegon N. V. and subsidiaries [member] | Purchase transactions average price 5.09 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares	51,865
Purchase: transactions, average price, Amount	€ 263
Aegon N. V. and subsidiaries [member] | Purchase: transactions, average price EUR 4.81 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares		83,117
Purchase: transactions, average price, Amount		€ 400
Aegon N. V. and subsidiaries [member] | Sale: transactions, price average EUR 6.49 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares		(6,153)
Sale: transactions, price average, Amount		€ (40)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, price EUR 6.38 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares		(20,137)
Sale: transactions, price average, Amount		€ (129)
Aegon N. V. and subsidiaries [member] | Purchase: transactions, average price EUR 3.51 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares		29,259
Purchase: transactions, average price, Amount		€ 103
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, price EUR 5.11 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares		(29,259)
Sale: transactions, price average, Amount		€ (150)
Aegon N. V. and subsidiaries [member] | Shares withdrawn: 1 transaction, price EUR 4.60 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares		(83,117)
Shares withdrawn: 1 transaction, price EUR 4.60		€ (382)
Aegon N. V. and subsidiaries [member] | Purchase: transactions, average price EUR 3.84 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares		30,765
Purchase: transactions, average price, Amount		€ 118
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, price EUR 7.24 [Member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares			(7,628)
Sale: transactions, price average, Amount			€ (47)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, Price EUR 6.62 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares			(16,280)
Sale: transactions, price average, Amount			€ (93)
Aegon N. V. and subsidiaries [member] | Purchase: transactions, average price EUR 6.63 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares			16,280
Purchase: transactions, average price, Amount			€ 108
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, price EUR 5.40 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares			(19,047)
Sale: transactions, price average, Amount			€ (123)
Aegon N. V. and subsidiaries [member] | Purchase: transactions, average price EUR 5.28 [member]
Disclosure of treasury shares [Line Items]
Purchase/ sale: transactions, average price, Number of shares			20,137
Purchase: transactions, average price, Amount			€ 106